Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Transfers And Servicing Of Financial Assets [Text Block]

Note 13 – Transfers of financial assets and servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA, FNMA and FHLMC securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies' servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA, FNMA and FHLMC securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in some instances, has sold loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 26 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2012 and 2011 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain of $75.8 million and $24.1 million, respectively, during the years ended December 31, 2012 and 2011 related to these securitized residential mortgage loans.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2012 and 2011:

	Proceeds obtained during the year ended December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$838,795	-	$838,795
Mortgage-backed securities - FNMA	-	453,697	-	453,697
Mortgage-backed securities - FHLMC	-	38,251	-	38,251
Total trading account securities	-	$1,330,743	-	$1,330,743
Mortgage servicing rights	-	-	$15,793	$15,793
Total	-	$1,330,743	$15,793	$1,346,536

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	$-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	$-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

During the year ended December 31, 2012 the Corporation retained servicing rights on whole loan sales involving approximately $259 million in principal balance outstanding (December 31, 2011 - $134 million), with net realized gains of approximately $12.6 million (December 31, 2011 - $2.9 million). All loan sales performed during the year ended December 31, 2012 and 2011 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations.

Classes of mortgage servicing rights were determined based on the different markets or types of assets being serviced. The Corporation recognizes the servicing rights of its banking subsidiaries that are related to residential mortgage loans as a class of servicing rights. These mortgage servicing rights (“MSRs”) are measured at fair value. Fair value determination is performed on a subsidiary basis, with assumptions varying in accordance with the types of assets or markets served.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2012 and 2011.

Residential MSRs
(In thousands)	2012	2011
Fair value at beginning of period	$151,323	$166,907
Purchases	2,231	1,732
Servicing from securitizations or asset transfers	18,495	19,971
Changes due to payments on loans[1]	(20,275)	(13,156)
Sale of servicing assets	(103)	-
Reduction due to loan repurchases	(5,200)	(3,717)
Changes in fair value due to changes in valuation model inputs or assumptions	8,069	(20,188)
Other disposals	(110)	(226)
Fair value at end of period	$154,430	$151,323
[1]	Represents changes due to collection / realization of expected cash flows over time.

Residential mortgage loans serviced for others were $16.7 billion at December 31, 2012 (2011 - $17.3 billion).

Net mortgage servicing fees, a component of other service fees in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, which may result from changes in the valuation model inputs or assumptions (principally reflecting changes in discount rates and prepayment speed assumptions) and other changes, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2012 amounted to $48.2 million (2011 - $49.2 million; 2010 - $47.7 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2012, those weighted average mortgage servicing fees were 0.28% (2011 – 0.27%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries during the years ended December 31, 2012 and 2011 were as follows:

	Year ended
	December 31, 2012		December 31, 2011
Prepayment speed	6.6%		5.8%
Weighted average life	15.2	years	17.3	years
Discount rate (annual rate)	11.4%		11.5%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and the sensitivity to immediate changes in those assumptions at December 31, 2012 and 2011 were as follows:

Originated MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$102,727		$99,280
Weighted average life	10.2	years	13.0	years
Weighted average prepayment speed (annual rate)	9.8%		7.7%
Impact on fair value of 10% adverse change	$(3,226)		$(2,744)
Impact on fair value of 20% adverse change	$(7,018)		$(5,800)
Weighted average discount rate (annual rate)	12.3%		12.6%
Impact on fair value of 10% adverse change	$(3,518)		$(3,913)
Impact on fair value of 20% adverse change	$(7,505)		$(7,948)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2012 and 2011 were as follows:

Purchased MSRs
	December 31,
(In thousands)	2012		2011
Fair value of servicing rights	$51,703		$52,043
Weighted average life	11.0	years	14.6	years
Weighted average prepayment speed (annual rate)	9.1%		6.9%
Impact on fair value of 10% adverse change	$(2,350)		$(1,887)
Impact on fair value of 20% adverse change	$(4,024)		$(3,303)
Weighted average discount rate (annual rate)	11.4%		11.4%
Impact on fair value of 10% adverse change	$(2,516)		$(2,376)
Impact on fair value of 20% adverse change	$(4,317)		$(4,214)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2012, the Corporation serviced $2.9 billion (2011 - $3.5 billion) in residential mortgage loans subject to credit recourse provision, principally loans associated with FNMA and FHLMC residential mortgage loan securitization programs.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA's prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA's specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2012, the Corporation had recorded $56 million in mortgage loans on its consolidated statements of financial condition related to this buy-back option program (December 31, 2011—$180 million). As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation. During the year ended December 31, 2012, the Corporation repurchased approximately $255 million of mortgage loans under the GNMA buy-back option program. The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. Furthermore, due to their guaranteed nature, the risk associated with the loans is minimal. The Corporation places these loans under its loss mitigation programs and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.

The Corporation has also identified the rights to service a portfolio of Small Business Administration (“SBA”) commercial loans as another class of servicing rights. The SBA servicing rights are measured at the lower of cost or fair value method. The following table presents the activity in the SBA servicing rights for the years ended December 31, 2012 and 2011. During 2012 and 2011, the Corporation did not execute any sale of SBA loans.

(In thousands)	2012	2011
Balance at beginning of year	$1,087	$1,697
Rights originated / purchased	-	-
Amortization	(392)	(610)
Balance at end of year	$695	$1,087
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$695	$1,087
Fair value at end of year	$2,414	$3,336

SBA loans serviced for others were $485 million at December 31, 2012 (2011 - $514 million).

In 2012 weighted average servicing fees on the SBA serviced loans were approximately 1.03% (2011 - 1.04%).

Key economic assumptions used to estimate the fair value of SBA loans and the sensitivity to immediate changes in those assumptions were as follows:

SBA Loans
(In thousands)	2012		2011
Carrying amount of retained interests	$695		$1,087
Fair value of retained interests	$2,414		$3,336
Weighted average life	3.1	years	3.2	years
Weighted average prepayment speed (annual rate)	5.6%		5.5%
Impact on fair value of 10% adverse change	$(33)		$(46)
Impact on fair value of 20% adverse change	$(68)		$(95)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(72)		$(103)
Impact on fair value of 20% adverse change	$(148)		$(210)

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2012 and 2011, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2012
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,874,249	$714,411	$189,293
Construction	330,997	123,170	(1,883)
Leagacy	386,297	60,853	16,338
Lease financing	540,523	6,420	943
Mortgage	9,269,263	1,361,636	72,771
Consumer	3,868,886	93,119	126,099
Covered loans	3,755,972	1,166,426	90,878
Less:
Loans securitized / sold	(2,932,555)	(235,584)	(797)
Loans held-for-sale	(354,468)	(96,360)	(34)
Loans held-in-porfolio	$24,739,164	$3,194,091	$493,608

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$9,999,057	$903,192	$272,562
Construction	475,984	353,386	20,847
Legacy	648,877	83,196	52,324
Lease financing	548,706	7,943	3,444
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-portfolio	$24,951,299	$3,594,632	$554,738